Contract Assets	12 Months Ended
Dec. 31, 2020
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Contract Assets
6.	CONTRACT ASSETS

	December 31,
	2019	2020
	RMB	RMB
Third parties	447	555
China Telecom Group	27	49

	474	604

As at January 1, 2019, contract assets amounted to RMB478.
The Group’s contracts for information and application services include payment schedules which require stage payments over the service period once certain specified milestones are reached. The Group classifies these contract assets as current because the Group expects to realize them in its normal operating cycle.